Real Estate Owned, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Real Estate [Abstract]
Components of real estate owned, net	The following table presents the components of real estate owned, net:

	March 31, 2022			December 31, 2021
	Cost	Accumulated Depreciation/ Amortization	Net	Cost	Accumulated Depreciation/ Amortization	Net
Real estate:
Land (1)	$—	$—	$—	$10,000,000	$—	$10,000,000
Building and building improvements	51,725,969	(4,741,596)	46,984,373	51,725,969	(4,418,305)	47,307,664
Tenant improvements	1,854,640	(1,016,689)	837,951	1,854,640	(947,369)	907,271
Furniture and fixtures	236,000	(149,467)	86,533	236,000	(125,867)	110,133

Total real estate	53,816,609	(5,907,752)	47,908,857	63,816,609	(5,491,541)	58,325,068
Lease intangible assets:
In-place lease	14,982,538	(8,929,631)	6,052,907	14,982,538	(7,627,326)	7,355,212
Above-market rent	156,542	(64,372)	92,170	156,542	(59,983)	96,559

Total intangible assets	15,139,080	(8,994,003)	6,145,077	15,139,080	(7,687,309)	7,451,771

Lease intangible liabilities:
Below-market rent	(2,754,922)	1,746,889	(1,008,033)	(2,754,922)	1,496,125	(1,258,797)
Above-market ground lease	(8,896,270)	477,945	(8,418,325)	(8,896,270)	445,357	(8,450,913)

Total intangible liabilities	(11,651,192)	2,224,834	(9,426,358)	(11,651,192)	1,941,482	(9,709,710)

Total real estate	$57,304,497	$(12,676,921)	$44,627,576	$67,304,497	$(11,237,368)	$56,067,129

(1)	The land was reclassified as held-for-sale as of March 31, 2022.
The following table presents the components of real estate operating revenues and expenses that are included in the consolidated statements of operations:

	Three Months Ended March 31,
	2022	2021
Real estate operating revenues:
Lease revenue	$1,754,561	$1,805,874
Other operating income	1,224,893	205,767

Total	$2,979,454	$2,011,641

Real estate operating expenses:
Utilities	$45,334	$33,992
Real estate taxes	346,432	346,354
Repairs and maintenances	157,416	145,246
Management fees	67,868	61,325
Lease expense, including amortization of above-market ground lease (1)	487,163	283,538
Other operating expenses	113,750	100,860

Total	$1,217,963	$971,315

(1)
As discussed in “
Leases
” below, the multi-tenant office building is subject to a ground lease, for which the rent resets every five years. The last rent reset was on November 1, 2020. Based on information available to the Company as of November 1, 2020, including the fact that there was a global pandemic with a potentially significant negative impact on real estate values, the Company estimated the value of the land was no greater than the value on the date of foreclosure and continued to accrue and pay rent at the then-existing rate. On June 2, 2021, the third-party appraisal process was completed, resulting in an increase of the annual base rent to $2.1 million from $1.3 million. The increase in base rent was retroactive back to November 1, 2020. The Company accounted for the change in base rent as a change in accounting estimate; as a result, the increase in rent from November 2020 through March 2021 was recorded in the period in which the change occurred, which is June 2021. Had the new base rent been recorded on November 1, 2020, lease expense including amortization of above-market ground lease would have been $0.5 million for the three months ended March 31, 2021 and total real estate operating expenses would have been $1.2 million for the three months ended March 31, 2021.

The following table presents the components of real estate owned, net:

	December 31, 2021			December 31, 2020
	Cost	Accumulated Depreciation/ Amortization	Net	Cost	Accumulated Depreciation/ Amortization	Net
Real estate:
Land	$10,000,000	$—	$10,000,000	$13,395,430	$—	$13,395,430
Building and building improvements	51,725,969	(4,418,305)	47,307,664	51,725,969	(3,125,143)	48,600,826
Tenant improvements	1,854,640	(947,369)	907,271	1,854,640	(670,090)	1,184,550
Furniture and fixtures	236,000	(125,867)	110,133	236,000	(31,467)	204,533

Total real estate	63,816,609	(5,491,541)	58,325,068	67,212,039	(3,826,700)	63,385,339
Lease intangible assets:
In-place lease	14,982,538	(7,627,326)	7,355,212	15,852,232	(6,172,747)	9,679,485
Above-market rent	156,542	(59,983)	96,559	156,542	(42,427)	114,115

Total intangible assets	15,139,080	(7,687,309)	7,451,771	16,008,774	(6,215,174)	9,793,600

Lease intangible liabilities:
Below-market rent	(2,754,922)	1,496,125	(1,258,797)	(3,371,314)	1,702,800	(1,668,514)
Above-market ground lease	(8,896,270)	445,357	(8,450,913)	(8,896,270)	315,008	(8,581,262)

Total intangible liabilities	(11,651,192)	1,941,482	(9,709,710)	(12,267,584)	2,017,808	(10,249,776)

Total real estate	$67,304,497	$(11,237,368)	$56,067,129	$70,953,229	$(8,024,066)	$62,929,163

The following table presents the components of real estate operating revenues and expenses that are included in the consolidated statements of operations:

	Years Ended December 31,
	2021	2020
Real estate operating revenues:
Lease revenue	$7,167,049	$8,150,041
Other operating income	1,727,942	2,273,522

Total	$8,894,991	$10,423,563

Real estate operating expenses:
Utilities	$208,098	$166,003
Real estate taxes	1,401,279	1,925,999
Repairs and maintenances	645,316	659,934
Management fees	271,303	224,732
Lease expense, including amortization of above-market ground lease (1)	2,084,402	1,134,152
Other operating expenses	393,495	394,299

Total	$5,003,893	$4,505,119

(1)
As discussed in “
Leases
” below, the multi-tenant office building is subject to a ground lease, for which the rent resets every five years. The last rent reset was on November 1, 2020. Based on information available to the Company as of November 1, 2020, including the fact that there was a global pandemic with a potentially significant negative impact on real estate values, the Company estimated the value of the land was no greater than the value on the date of foreclosure and continued to accrue and pay rent at the then-existing rate. On June 2, 2021, the third-party appraisal process was completed, resulting in an increase of the annual base rent to $2.1 million from $1.3 million. The increase in base rent was retroactive back to November 1, 2020. The Company accounted for the change in base rent as a change in accounting estimate; as a result, the increase in rent from November 2020 through March 2021 was recorded in the period in which the change occurred, which is June 2021. Had the new base rent been recorded on November 1, 2020, lease expense including amortization of above-market ground lease would have been $1.7 million for the year ended December 31, 2021 and total real estate operating expenses would have been $4.7 million for the year ended December 31, 2021.

Future minimum rents, exclusive of renewals and expenses paid by tenants
Scheduled future minimum rents, exclusive of renewals and expenses paid by tenants, under non-cancelable
operating leases at March 31, 2022 are as follows:

Years Ending December 31,	Total
2022 (April 1 through December 31)	$5,357,817
2023	4,235,538
2024	4,380,043
2025	792,925
2026	816,724
2027	598,943
Thereafter	1,815,497

Total	$17,997,487

Scheduled future minimum rents, exclusive of renewals and expenses paid by tenants, under non-cancelable
operating leases at December 31, 2021 are as follows:

Years Ending December 31,	Total
2022	$7,214,814
2023	4,235,538
2024	4,380,043
2025	792,925
2026	816,724
Thereafter	2,414,440

Total	$19,854,484

Scheduled annual net amortization of intangibles for each of the next five calendar years and thereafter
Based on the intangible assets and liabilities recorded at March 31, 2022, scheduled annual net amortization of intangibles for each of the next five calendar years and thereafter is as follows:

Years Ending December 31,	Net Decrease in Real Estate Operating Revenue (1)	Increase in Depreciation and Amortization (1)	Decrease in Rent Expense (1)	Total
2022 (April 1 through December 31)	$(680,178)	$3,654,609	$(97,761)	$2,876,670
2023	(139,056)	1,093,878	(130,348)	824,474
2024	(139,056)	1,093,878	(130,348)	824,474
2025	17,556	87,121	(130,348)	(25,671)
2026	17,556	87,121	(130,348)	(25,671)
2027	7,315	36,300	(130,348)	(86,733)
Thereafter	—	—	(7,668,824)	(7,668,824)

Total	$(915,863)	$6,052,907	$(8,418,325)	$(3,281,281)

(1)
Amortization of below-market rent and above-market rent intangibles is recorded as an adjustment to lease revenues; amortization of in-place
lease intangibles is included in depreciation and amortization; and amortization of above-market ground lease is recorded as a reduction to rent expense.

Based on the intangible assets and liabilities recorded at December 31, 2021, scheduled annual net amortization of intangibles for each of the next five calendar years and thereafter is as follows:

Years Ending December 31,	Net Decrease in Real Estate Operating Revenue (1)	Increase in Depreciation and Amortization (1)	Decrease in Rent Expense (1)	Total
2022	$(926,553)	$4,956,914	$(130,348)	$3,900,013
2023	(139,056)	1,093,878	(130,348)	824,474
2024	(139,056)	1,093,878	(130,348)	824,474
2025	17,556	87,121	(130,348)	(25,671)
2026	17,556	87,121	(130,348)	(25,671)
Thereafter	7,315	36,300	(7,799,173)	(7,755,558)

Total	$(1,162,238)	$7,355,212	$(8,450,913)	$(2,257,939)

(1)
Amortization of below-market rent and above-market rent intangibles is recorded as an adjustment to lease revenues; amortization of in-place
lease intangibles is included in depreciation and amortization; and amortization of above-market ground lease is recorded as a reduction to rent expense.

Supplemental balance sheet information related to the ground lease
Supplemental balance sheet information related to the ground lease was as follows:

	March 31, 2022	December 31, 2021
Operating lease
Operating lease right-of-use asset	$27,391,012	$27,394,936
Operating lease liability	$27,391,012	$27,394,936
Weighted average remaining lease term — operating lease (years)	64.6	64.8
Weighted average discount rate — operating lease	7.6%	7.6%

Supplemental balance sheet information related to the ground lease was as follows:

	December 31,
	2021	2020
Operating lease
Operating lease right-of-use asset (1)	$27,394,936	$16,105,888
Operating lease liability	$27,394,936	$16,105,888
Weighted average remaining lease term — operating lease (years)	64.8	65.8
Weighted average discount rate — operating lease	7.6%	7.9%

(1)	The operating lease ROU asset and liability were remeasured at June 30, 2021 based on the new base rent resulting from the ground rent reset.

Component of lease expense for the ground lease
The component of lease expense for the ground lease was as follows:

	Three Months Ended March 31,
	2022	2021
Operating lease cost (1)	$519,750	$316,125

(1)	The increase in operating lease cost was a result of the ground rent reset described above.

The component of lease expense for the ground lease was as follows:

	Years Ended December 31,
	2021	2020
Operating lease cost (1)	$2,214,750	$1,264,500

(1)	The increase in operating lease cost was a result of the ground rent reset described above.

Supplemental non-cash information related to the ground lease
Supplemental
non-cash
information related to the ground lease was as follows:

	Three Months Ended March 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from an operating lease	$519,750	$316,125
Right-of-use asset obtained in exchange for lease obligations:
Operating lease	$519,750	$316,125

Supplemental
non-cash
information related to the ground lease was as follows:

	Years Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from an operating lease	$2,214,750	$1,264,500
Right-of-use asset obtained in exchange for lease obligations:
Operating lease	$2,214,750	$1,264,500

Maturities of operating lease liabilities
Maturities of operating lease liability are as follows:

Years Ending December 31,	Operating Lease
2022 (April 1 through December 31)	$1,559,250
2023	2,079,000
2024	2,079,000
2025	2,079,000
2026	2,079,000
2027	2,079,000
Thereafter	122,227,875

Total lease payments	134,182,125
Less: Imputed interest	(106,791,113)

Total	$27,391,012

Maturities of operating lease liability are as follows:

Years Ending December 31,	Operating Lease
2022	$2,079,000
2023	2,079,000
2024	2,079,000
2025	2,079,000
2026	2,079,000
Thereafter	124,306,875

Total lease payments	134,701,875
Less: Imputed interest	(107,306,939)

Total	$27,394,936